GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Changes in the Carrying Amounts of Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Beginning balance		$ 81,721	$ 82,203	$ 95,620
Impairment		0	0	(13,867)
Foreign currency translations		(115)	(482)	450
Ending balance		81,606	81,721	82,203
Mocha and Other [Member]
Goodwill [Line Items]
Beginning balance	[1]	81,721	82,203	81,820
Foreign currency translations	[1]	(115)	(482)	383
Ending balance	[1]	81,606	81,721	82,203
Corporate and Other [Member]
Goodwill [Line Items]
Beginning balance	[2]	0	0	13,800
Impairment	[2]			(13,867)
Foreign currency translations	[2]	0	0	67
Ending balance	[2]	$ 0	$ 0	$ 0

[1]	The amount represents goodwill which arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. As of December 31, 2022, the gross amount of goodwill and accumulated impairment losses were $81,606 and nil, respectively.
[2]	The amount represents goodwill which arose from the acquisition of Japan Ski Resort in 2019. The disposal of the Japan Ski Resort was completed on December 30, 2022 as disclosed in Note 6.